--------------------------------------------------------------------------------

CBA(R)                                                                       CBA

--------------------------------------------------------------------------------

CBA                                                                          CBA

--------------------------------------------------------------------------------

CBA Money Fund
--------------------------------------------------------------------------------
Annual Report
February 28, 1999

CBA Money Fund

Dear Shareholder:

For the year ended February 28, 1999, CBA Money Fund paid shareholders a net annualized dividend of 4.92%.* For the six-month period ended February 28, 1999, the Fund's net annualized dividend was 4.67%.* The Fund's 7-day yield as of February 28, 1999 was 4.33%.

The average portfolio maturity for CBA Money Fund at February 28, 1999 was 75 days compared to 72 days at August 31, 1998.

The Environment

Investor attitudes shifted markedly during the six months ended February 28, 1999. The US economy demonstrated surprising strength as 1998 drew to a close. As 1999 began, forecasts of a possible slowdown gave way to increasing expectations that the US economy could overheat. As a result, US long-term bond yields backed up to mid-summer 1998 levels as investors increasingly anticipated monetary policy tightening by the Federal Reserve Board. However, shortly after the February quarter's close, investor confidence returned as weaker-than-expected US employment statistics suggested that inflationary pressures would continue to be contained and that the central bank would not make major adjustments to its monetary policy.

Throughout the period, we remained constructive based on our view that, although growth was strong, inflation remained benign.

As 1999 unfolds, investor focus is likely to remain on the prospects for the US economy. For the health of the global economy overall, the ongoing recession in Japan is of great concern. At the same time, the difficulties in emerging economies such as Russia and Brazil remain. Progress in easing strains within the global financial system--combined with continued evidence of noninflationary economic growth--would likely provide an important element of stability to the financial markets.

The portfolio's composition at the end of the February period and as of our last report is detailed below:

                                                               2/28/99  8/31/98
                                                               -------  -------
Bank Notes ..................................................     5.8%    12.9%
Certificates of Deposit .....................................      --      1.9
Certificates of Deposit--European ...........................     1.8      0.9
Certificates of Deposit--Yankee+ ............................     6.3      9.3
Commercial Paper ............................................    46.9     38.7
Corporate Notes .............................................    11.5     15.4
Master Notes & Funding Agreements ...........................     3.0      2.9
Medium-Term Notes ...........................................     2.4      0.4
Repurchase Agreements .......................................     1.3      3.0
US Government &
  Agency Obligations--Discount Notes ........................     6.6       --
US Government &
  Agency Obligations--Non-Discount Notes ....................    13.9     15.3
Other Assets Less Liabilities ...............................     0.5       --
Liabilities in Excess of Other Assets .......................      --     (0.7)
                                                                -----    -----
                                                                100.0%   100.0%
                                                                =====    =====

+ US branches of foreign banks.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

In Conclusion

We appreciate your continued support of CBA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Marie Dwyer

Marie Dwyer
Vice President and Portfolio Manager

April 5, 1999

--------------------------------------------------------------------------------
After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on CBA Money Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.
--------------------------------------------------------------------------------

Officers and Trustees

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Kevin J. McKenna--Senior Vice President
Joseph T. Monagle, Jr.--Senior Vice President
Marie Dwyer--Vice President
Donald C. Burke--Vice President and Treasurer
Robert Harris--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

* For inquiries regarding your CBA account, call (800) 247-6400.

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of CBA Money Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

CBA Money Fund

Schedule of Investments as of February 28, 1999                   (in Thousands)

-------------------------------------------------------------------------------------
                                       Face       Interest      Maturity       Value
Issue                                 Amount       Rate*          Date       (Note 1a)
-------------------------------------------------------------------------------------
                                   Bank Notes--5.8%
-------------------------------------------------------------------------------------
American Express                    $ 7,300       4.887%+       3/19/99      $  7,300
Centurion Bank
-------------------------------------------------------------------------------------
The Bank of New York                 10,000        5.57         3/17/99        10,002
-------------------------------------------------------------------------------------
BankBoston, NA                       15,000        5.70         4/15/99        15,011
-------------------------------------------------------------------------------------
FCC National Bank                    15,000        4.80+        6/01/99        14,997
-------------------------------------------------------------------------------------
First National Bank                  15,000        4.98         7/06/99        14,997
of Chicago
-------------------------------------------------------------------------------------
First Tennessee Bank NA              10,000       5.098+        6/09/99         9,997
-------------------------------------------------------------------------------------
First Union National Bank             9,800        4.84+        9/01/99         9,800
                                     15,000        5.02+       11/16/99        15,004
-------------------------------------------------------------------------------------
PNC Bank NA                          15,000       4.818+        7/01/99        14,996
                                     25,000       4.984+       11/03/99        25,006
-------------------------------------------------------------------------------------
SouthTrust Bank, NA                  10,000        4.83+        3/25/99        10,000
-------------------------------------------------------------------------------------
Total Bank Notes (Cost--$147,088) ..........................................  147,110
-------------------------------------------------------------------------------------
                      Certificates of Deposit--European--1.8%
-------------------------------------------------------------------------------------
Abbey National                       10,658       5.155+        3/08/99        10,657
Treasury Services Plc,               13,000       4.999+       10/29/99        13,000
London                               13,000       4.968+       11/01/99        13,000
-------------------------------------------------------------------------------------
Barclays Bank Plc,                   10,000        5.70         4/07/99        10,006
London
-------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$46,657) ............................................................   46,663
-------------------------------------------------------------------------------------
                        Certificates of Deposit--Yankee--6.3%
-------------------------------------------------------------------------------------
Bank Austria AG, NY                   2,500        5.71         6/07/99         2,504
-------------------------------------------------------------------------------------
Bank of Montreal,                    10,000        5.69         6/15/99        10,017
Chicago
-------------------------------------------------------------------------------------
Barclays Bank PLC, NY                 7,000       5.645         3/02/99         7,000
                                     13,000        4.78+        6/01/99        12,997
-------------------------------------------------------------------------------------
Bayerische Landesbank                10,000       4.803+        6/30/99         9,998
Girozentrale, NY
-------------------------------------------------------------------------------------
Canadian Imperial Bank               10,000        5.70         6/14/99        10,017
of Commerce, NY                       5,000        5.71         6/21/99         5,009
-------------------------------------------------------------------------------------
Commerzbank AG, NY                   10,000       5.085         2/17/00         9,975
-------------------------------------------------------------------------------------
Credit Suisse First                  15,000        5.72         3/11/99        15,003
Boston, NY                           10,000        4.99+        5/12/99        10,000
                                      4,000        5.71         7/20/99         4,008
-------------------------------------------------------------------------------------
Rabobank Nederland                   10,000        5.71         5/21/99        10,013
NV, NY
-------------------------------------------------------------------------------------
Societe Generale, NY                 10,000        5.16         2/22/00         9,982
                                      5,000        5.22         2/28/00         4,994
-------------------------------------------------------------------------------------
Svenska Handelsbanken                10,000       5.195         2/28/00         9,986
AB, NY
-------------------------------------------------------------------------------------
Swiss Bank Corp., NY                 15,000        5.63         3/24/99        15,004
-------------------------------------------------------------------------------------
Westdeutsche                         15,000        5.35         3/18/99        15,002
Landesbank
Girozentrale, NY
-------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$161,490) ..........................................................   161,509
-------------------------------------------------------------------------------------
                              Commercial Paper--46.9%
-------------------------------------------------------------------------------------
Amsterdam Funding                    10,000        4.86         3/04/99         9,992
Corp.                                15,000        4.87         3/23/99        14,949
                                     18,300        4.87         3/24/99        18,236
                                     15,000        4.88         3/30/99        14,935
-------------------------------------------------------------------------------------
Apreco, Inc.                         15,000        4.92         3/12/99        14,971
                                     10,000        5.09         4/15/99         9,935
                                     10,000        4.84         5/06/99         9,906
-------------------------------------------------------------------------------------
Asset Securitization                 30,000        5.15         3/05/99        29,971
Cooperative Corp.                    10,000        5.20         3/10/99         9,984
                                     30,000        5.10         3/12/99        29,942
                                      5,000        4.90         4/12/99         4,970
                                     10,000        5.08         4/15/99         9,935
                                      8,000        5.08         4/16/99         7,947
-------------------------------------------------------------------------------------
Associates First                     20,000        4.82         5/13/99        19,794
Capital B.V                           5,000        4.82         5/14/99         4,948
                                     15,000        4.80         5/25/99        14,821
                                     25,000        4.77         8/13/99        24,430
-------------------------------------------------------------------------------------
Associates First                      5,000        4.93         5/28/99         4,938
Capital Corp.
-------------------------------------------------------------------------------------
Atlantis One Funding                 11,563        5.10         4/22/99        11,477
Corp.                                15,000        5.25         4/26/99        14,880
                                     20,000        5.30         4/30/99        19,830
                                     15,584        4.85         5/27/99        15,394
-------------------------------------------------------------------------------------
BBL North America                    15,000        5.14         3/02/99        14,992
Funding Corp.
-------------------------------------------------------------------------------------
BankAmerica Corp.                    20,000        4.79        10/05/99        19,395
-------------------------------------------------------------------------------------
COFCO Capital Corp.                   5,000        5.44         3/05/99         4,995
-------------------------------------------------------------------------------------
CSW Credit Inc.                      19,200        4.82         4/13/99        19,081
-------------------------------------------------------------------------------------
Centric Capital Corp.                 6,200        4.95         5/26/99         6,125
-------------------------------------------------------------------------------------
China Merchants                      13,000        5.17         3/10/99        12,979
(Cayman) Inc.
-------------------------------------------------------------------------------------
Concord Minutemen                    25,000        4.89         3/22/99        24,919
Capital Corp. LLC                    17,000        4.85         4/08/99        16,906
                                     25,000        4.85         5/21/99        24,715
-------------------------------------------------------------------------------------
Corporate Asset Funding              18,500        5.20         3/03/99        18,487
Co., Inc.                            15,000        5.15         3/04/99        14,988
-------------------------------------------------------------------------------------
Corporate Receivables                 7,151        4.86         4/06/99         7,113
Corp.
-------------------------------------------------------------------------------------

CBA Money Fund

Schedule of Investments as of February 28, 1999 (continued)       (in Thousands)

-------------------------------------------------------------------------------------
                                       Face       Interest      Maturity       Value
Issue                                 Amount       Rate*          Date       (Note 1a)
-------------------------------------------------------------------------------------
                              Commercial Paper (continued)
-------------------------------------------------------------------------------------
DaimlerChrysler North               $10,000       4.85 %        6/02/99      $  9,870
America Holding Corp.
-------------------------------------------------------------------------------------
Edison Asset                         14,356        5.17         3/11/99        14,330
Securitization, LLC                  24,529        5.10         3/18/99        24,462
                                     15,000        5.40         3/19/99        14,957
                                     12,242        5.05         4/09/99        12,173
-------------------------------------------------------------------------------------
Finova Capital Corp.                 20,000        5.00         4/16/99        19,868
                                      5,000        4.98         4/20/99         4,964
                                      6,100        4.84         5/03/99         6,045
                                     25,000        4.83         6/09/99        24,651
                                     18,900        4.84         6/11/99        18,631
-------------------------------------------------------------------------------------
Ford Credit Europe Plc               15,000        4.80         5/07/99        14,858
-------------------------------------------------------------------------------------
General Electric                     20,000        4.80         5/06/99        19,813
Capital Corp.                        10,000        4.80         5/07/99         9,905
                                     10,000        4.94         5/28/99         9,877
-------------------------------------------------------------------------------------
Grand Funding Corp.                   7,475        4.87         4/05/99         7,437
                                     10,000        4.88         4/20/99         9,929
                                     20,000        4.83         5/04/99        19,818
                                     12,650        4.83         5/05/99        12,533
                                     15,000        4.84         5/05/99        14,862
                                      7,042        4.87         5/12/99         6,970
                                     25,000        4.86         5/26/99        24,698
-------------------------------------------------------------------------------------
Greyhawk Capital Corp.                8,700        4.83         5/07/99         8,617
-------------------------------------------------------------------------------------
International                        15,000        5.13         3/17/99        14,961
Securitization Corp.
-------------------------------------------------------------------------------------
Knight-Ridder, Inc.                  15,000        5.10         4/16/99        14,901
                                     10,000        5.15         4/20/99         9,929
-------------------------------------------------------------------------------------
Lexington Parker                     10,000        5.22         3/05/99         9,990
Capital Company, LLC                 15,000        4.86         3/19/99        14,957
                                     12,000        4.88         4/12/99        11,927
-------------------------------------------------------------------------------------
Mont Blanc Capital Corp.             20,000        5.16         3/15/99        19,953
                                     16,884        5.14         3/16/99        16,842
-------------------------------------------------------------------------------------
Monte Rosa                           10,848        5.23         3/09/99        10,832
Capital Corp.
-------------------------------------------------------------------------------------
Riverwoods Funding                   25,000        4.84         5/11/99        24,749
Corp.
-------------------------------------------------------------------------------------
Salomon Smith Barney                  6,000        5.08         3/09/99         5,991
Holdings, Inc.                       20,000        5.35         3/09/99        19,970
-------------------------------------------------------------------------------------
Thames Asset Global                  23,909        4.87         4/07/99        23,780
Securitization                       20,000        4.83         4/14/99        19,873
                                     17,986        4.87         5/04/99        17,823
                                      7,883        4.86         5/05/99         7,810
                                     20,000        4.86         5/14/99        19,791
-------------------------------------------------------------------------------------
Tulip Funding Corp.                   8,314        4.88         4/01/99         8,276
                                     10,000        4.89         4/06/99         9,948
                                     15,000        4.91         4/06/99        14,921
                                     25,000        4.86         4/29/99        24,790
-------------------------------------------------------------------------------------
Variable Funding                     10,000        4.86         3/10/99         9,984
Capital Corp.
-------------------------------------------------------------------------------------
Vattenfall Treasury, Inc.             5,000        4.78         6/16/99         4,926
                                     25,000        4.84         6/16/99        24,627
-------------------------------------------------------------------------------------
WCP Funding Inc.                      7,000        4.88         3/23/99         6,976
-------------------------------------------------------------------------------------
Windmill Funding Corp.               10,000        5.15         3/16/99         9,975
                                     11,097        4.82         4/28/99        11,005
-------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$1,199,643) ...............................   1,199,655
-------------------------------------------------------------------------------------
                               Corporate Notes--11.5%
-------------------------------------------------------------------------------------
Abbey National Treasury              10,000        4.82+        7/20/99         9,995
Services Plc                         20,000        4.91+        8/17/99        19,993
-------------------------------------------------------------------------------------
Associates Corp. of                   5,700        6.25         3/15/99         5,701
North America
-------------------------------------------------------------------------------------
The CIT Group Holdings,               6,000        4.82+        3/22/99         6,000
Inc.                                 10,000        4.80+        5/24/99         9,998
                                     18,000        4.79+        6/28/99        17,995
-------------------------------------------------------------------------------------
Chase Manhattan                      14,000        5.16+        3/25/99        14,002
Corp.
-------------------------------------------------------------------------------------
Credit Suisse First                  15,000        4.99+        4/09/99        15,000
Boston Inc.                          15,000        4.99+        4/20/99        15,000
-------------------------------------------------------------------------------------
Ford Credit Auto                        852        5.67         6/15/99           852
Owner Trust 1998-C,
Class A2++
-------------------------------------------------------------------------------------
General Electric                      7,000        4.82+        6/03/99         6,999
Capital Corp.                        10,000       5.146+        6/03/99         9,998
-------------------------------------------------------------------------------------
General Motors                       12,500       5.291+        6/07/99        12,502
Acceptance Corp.                     10,000        4.83+        7/06/99         9,998
                                     10,000        4.94+        7/06/99         9,998
                                     10,000        5.16+        8/26/99         9,996
                                      8,000       5.411+       12/01/00         7,996
                                      7,000        5.28+        2/27/01         6,997
-------------------------------------------------------------------------------------
Goldman Sachs                        20,000        5.25+        3/26/99        20,002
Group, L.P.                           5,000        5.03+        3/14/00         4,999
-------------------------------------------------------------------------------------
LINCS (Series 1998-2)                10,000       4.955+        3/01/00        10,000
-------------------------------------------------------------------------------------
LINCS (Series 1998-6)                14,500       4.975+       11/18/99        14,500
-------------------------------------------------------------------------------------
Liberty Lighthouse US                25,750        5.04+       10/08/99        25,745
Capital Co. LLC
-------------------------------------------------------------------------------------

CBA Money Fund

Schedule of Investments as of February 28, 1999 (continued)       (in Thousands)

-------------------------------------------------------------------------------------
                                       Face       Interest      Maturity       Value
Issue                                 Amount       Rate*          Date       (Note 1a)
-------------------------------------------------------------------------------------
                                 Corporate Notes (concluded)
-------------------------------------------------------------------------------------
Restructured Asset                  $11,000       4.927%+       8/13/99      $ 11,000
Securities with
Enhanced Returns Trust
(Series 1998-MM-7-1)
-------------------------------------------------------------------------------------
Restructured Asset                   12,400       5.038+        1/21/00        12,400
Securities with
Enhanced Returns Trust
(Series 1998-MM-12-3)
-------------------------------------------------------------------------------------
Xerox Capital                         5,500        4.89+        8/20/99         5,498
(Europe) PLC
-------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$293,176) ....................................   293,164
-------------------------------------------------------------------------------------
                           Master Notes & Funding Agreements--3.0%
-------------------------------------------------------------------------------------
Goldman Sachs                        40,000       4.938+       10/15/99        40,000
Group, L.P.
-------------------------------------------------------------------------------------
Jackson National Life                25,000        4.96+        5/03/99        25,000
Insurance Co.
-------------------------------------------------------------------------------------
John Hancock Mutual                   5,000       4.978+        7/30/99         5,000
Life Insurance Co.
-------------------------------------------------------------------------------------
Security Life of Denver               7,000       5.036+        3/23/99         7,000
Insurance Co.
-------------------------------------------------------------------------------------
Total Master Notes & Funding Agreements
(Cost--$77,000) ............................................................   77,000
-------------------------------------------------------------------------------------
                                  Medium-Term Notes--2.4%
-------------------------------------------------------------------------------------
Ford Motor Credit                     6,850        7.75        10/01/99         6,948
Company
-------------------------------------------------------------------------------------
General Electric Capital              5,000        5.60         1/14/00         5,014
Corp.
-------------------------------------------------------------------------------------
General Motors                       10,000        5.70         1/10/00        10,032
Acceptance Corp.                     20,000        5.70         2/23/00        20,059
                                      5,000        7.00         3/01/00         5,077
-------------------------------------------------------------------------------------
Household Finance Corp.              10,000        6.58         5/17/99        10,028
-------------------------------------------------------------------------------------
Morgan Stanley                        5,000       5.625         3/01/99         5,000
Group, Inc.
-------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$62,296) ....................................   62,158
-------------------------------------------------------------------------------------
                          US Government & Agency Obligations--
                                Discount Notes--6.6%
-------------------------------------------------------------------------------------
Federal Home                          9,384        4.77         6/02/99         9,264
Loan Banks
-------------------------------------------------------------------------------------
Federal National                      5,000        4.68         6/09/99         4,932
Mortgage Association                  6,337        4.63         6/11/99         6,249
                                     22,000        4.76         6/18/99        21,672
                                     20,000        4.60         7/07/99        19,652
                                      7,339        4.59         7/08/99         7,210
                                      9,000        4.72         7/09/99         8,841
                                     15,000        4.69         8/13/99        14,665
                                      5,393        4.71         8/24/99         5,265
                                      6,687        4.32        10/01/99         6,494
                                     20,000        4.58        11/24/99        19,277
-------------------------------------------------------------------------------------
Student Loan                          5,000        4.62         6/30/99         4,918
Marketing Association
-------------------------------------------------------------------------------------
US Treasury Bills                    30,700        3.69         4/22/99        30,488
                                     10,000        4.36        12/09/99         9,634
-------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Discount Notes (Cost--$168,710) ............................................  168,561
-------------------------------------------------------------------------------------
                        US Government & Agency Obligations--
                              Non-Discount Notes--13.9%
-------------------------------------------------------------------------------------
Federal Home                         15,000       5.081+        3/26/99        14,999
Loan Banks                           20,000       5.081+        4/01/99        19,999
                                     10,000       5.081+        9/02/99         9,997
                                     20,000       4.88+        11/09/99        19,990
-------------------------------------------------------------------------------------
Federal Home Loan                    15,000       5.875         5/19/00        15,014
Mortgage Corp.                       10,000        5.05        11/17/00         9,923
                                     10,000        5.18        11/24/00         9,940
                                      5,000        5.25         1/19/01         4,970
                                      5,000        5.15         1/26/01         4,961
-------------------------------------------------------------------------------------
Federal National                     42,000       5.036+        3/03/99        42,000
Mortgage Association                 27,000       5.116+        4/09/99        26,998
                                     10,000       4.98          5/12/99         9,999
                                     25,000       5.051+        7/30/99        24,991
                                     10,000       5.111+        8/19/99         9,996
                                     15,000        5.08         9/24/99        14,995
                                     12,000        4.89        10/13/00        11,890
                                      5,000        5.21         1/26/01         4,965
-------------------------------------------------------------------------------------
International Bank for                5,830        5.68         9/27/99         5,848
Reconstruction and
Development
-------------------------------------------------------------------------------------
Student Loan                         10,000        4.50         8/02/99         9,977
Marketing Association                20,000       5.046+        1/12/00        19,997

CBA Money Fund

Schedule of Investments as of February 28, 1999 (concluded)       (in Thousands)

-------------------------------------------------------------------------------------
                                       Face       Interest      Maturity       Value
Issue                                 Amount       Rate*          Date       (Note 1a)
-------------------------------------------------------------------------------------
                           US Government & Agency Obligations--
                              Non-Discount Notes (concluded)
-------------------------------------------------------------------------------------
Student Loan                        $15,000       5.071%+       2/02/00      $ 14,997
Marketing Association                13,600       5.091+        2/04/00        13,597
(concluded)                          15,000       5.296+        2/14/00        14,990
-------------------------------------------------------------------------------------
US Treasury                          10,000       6.375         5/15/00        10,145
Notes & Bonds                         5,800        4.50         9/30/00         5,742
                                      5,000       4.625        12/31/00         4,953
-------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$356,340) ......................................    355,873
-------------------------------------------------------------------------------------

                                                                               Value
Face Amount                  Issue                                           (Note 1a)
-------------------------------------------------------------------------------------
                 Repurchase Agreements**--1.3%
-------------------------------------------------------------------------------------
$32,664        HSBC Securities Inc., purchased on
               2/26/99 to yield 4.83% to 3/01/99                           $   32,664
-------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$32,664) .........................................................      32,664
-------------------------------------------------------------------------------------
Total Investments (Cost--$2,545,064)--99.5% .............................   2,544,357

Other Assets Less Liabilities--0.5% .....................................      12,932
                                                                           ----------
Net Assets--100.0% ......................................................  $2,557,289
                                                                           ==========
=====================================================================================

* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are those in effect at February 28, 1999.

** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.

+     Variable Rate Notes.

++    Subject to principal paydowns.

      See Notes to Financial Statements.

CBA Money Fund

Statement of Assets and Liabilities as of February 28, 1999

--------------------------------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$2,545,063,849*) (Note 1a)                       $ 2,544,357,048
Cash .........................................................                                    10,361
Interest receivable ..........................................                                13,891,747
Prepaid registration fees and other assets (Note 1e) .........                                 1,405,478
                                                                                         ---------------
Total assets .................................................                             2,559,664,634
                                                                                         ---------------

Liabilities:
Payables:
   Investment adviser (Note 2) ...............................      $       813,103
   Distributor (Note 2) ......................................              705,759            1,518,862
                                                                    ---------------
Accrued expenses and other liabilities .......................                                   857,038

                                                                                         ---------------
Total liabilities ............................................                                 2,375,900

                                                                                         ---------------
Net Assets ...................................................                           $ 2,557,288,734
                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value,
unlimited number of shares authorized ........................                           $   255,799,553
Paid-in capital in excess of par .............................                             2,302,195,982
Unrealized depreciation on investments--net ..................                                  (706,801)
                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share
based on 2,557,995,534 shares of beneficial
interest outstanding .........................................                           $ 2,557,288,734
                                                                                         ===============

* The aggregate cost of investments at February 28, 1999 for Federal income tax purposes was $2,545,063,849. As of February 28, 1999, net unrealized depreciation for Federal income tax purposes amounted to $706,801, of which $257,582 related to appreciated securities and $964,383 related to depreciated securities.

      See Notes to Financial Statements.

CBA Money Fund

Statement of Operations for the Year Ended February 28, 1999

--------------------------------------------------------------------------------------------------
Investment Income (Note 1d):
Interest and amortization of premium and discount earned .........                   $ 132,711,423

Expenses:
Investment advisory fees (Note 2) ................................   $   9,962,574
Transfer agent fees (Note 2) .....................................       3,783,796
Distribution fees (Note 2) .......................................       2,981,064
Registration fees (Note 1e) ......................................         340,207
Printing and shareholder reports .................................         177,858
Accounting services (Note 2) .....................................         163,855
Custodian fees ...................................................         123,694
Professional fees ................................................          55,895
Trustees' fees and expenses ......................................          39,115
Other ............................................................          18,810
                                                                     -------------
Total expenses before reimbursement ..............................      17,646,868
Reimbursement of expenses (Note 2) ...............................        (768,507)
                                                                     -------------
Total expenses after reimbursement ...............................                      16,878,361
                                                                                     -------------
Investment Income--Net ...........................................                     115,833,062

Realized Gain on Investments--Net (Note 1d) ......................                         302,644

Change in Unrealized Appreciation/Depreciation on Investments--Net                        (710,304)
                                                                                     -------------
Net Increase in Net Assets Resulting from Operations .............                   $ 115,425,402
                                                                                     =============

See Notes to Financial Statements.

CBA Money Fund                                                                     For the Year Ended
Statements of Changes in Net Assets                                                   February 28,
                                                                          -----------------------------------
                                                                                  1999               1998
-------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:

Operations:
Investment income--net ................................................    $   115,833,062    $   111,658,987
Realized gain on investments--net .....................................            302,644            227,994
Change in unrealized appreciation/depreciation on investments--net ....           (710,304)            37,859
                                                                           ---------------    ---------------
Net increase in net assets resulting from operations ..................        115,425,402        111,924,840
                                                                           ---------------    ---------------
Dividends & Distributions to Shareholders (Note 1f):
Investment income--net ................................................       (115,833,062)      (111,658,987)
Realized gain on investments--net .....................................           (302,644)          (227,994)
Net decrease in net assets resulting from dividends                        ---------------    ---------------
  and distributions to shareholders ...................................       (116,135,706)      (111,886,981)
                                                                           ---------------    ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares ......................................      5,841,797,113      6,033,580,870
Net asset value of shares issued to shareholders
  in reinvestment of dividends and
  distributions (Note 1f) .............................................        115,925,296        111,675,227
                                                                           ---------------    ---------------
                                                                             5,957,722,409      6,145,256,097
Cost of shares redeemed ...............................................     (5,760,405,463)    (6,021,271,868)
                                                                           ---------------    ---------------
Net increase in net assets derived from beneficial interest
   transactions .......................................................        197,316,946        123,984,229
                                                                           ---------------    ---------------
Net Assets:
Total increase in net assets ..........................................        196,606,642        124,022,088
Beginning of year .....................................................      2,360,682,092      2,236,660,004
                                                                           ---------------    ---------------
End of year ...........................................................    $ 2,557,288,734    $ 2,360,682,092
                                                                           ===============    ===============

See Notes to Financial Statements.

CBA Money Fund

Financial Highlights

                                                                               For the
The following per share data and ratios have been derived                    Year Ended
from information provided in the financial statements.                       February 28,
                                                               -----------------------------------------
Increase (Decrease) in Net Asset Value:                            1999         1998            1997
-----------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ........................   $      1.00    $      1.00     $      1.00
                                                              -----------    -----------     -----------
   Investment income--net .................................         .0478          .0497           .0475
   Realized and unrealized gain (loss) on investments-- net        (.0002)         .0001             --+
                                                              -----------    -----------     -----------
Total from investment operations ..........................         .0476          .0498           .0475
                                                              -----------    -----------     -----------
Less dividends and distributions:
   Investment income--net .................................        (.0478)        (.0497)         (.0475)
   Realized gain on investments--net ......................        (.0001)        (.0001)            --+
                                                              -----------    -----------     -----------
Total dividends and distributions .........................        (.0479)        (.0498)         (.0475)
                                                              -----------    -----------     -----------
Net asset value, end of year ..............................   $      1.00    $      1.00     $      1.00
                                                              ===========    ===========     ===========
Total Investment Return ...................................          4.91%          5.10%           4.87%
                                                              ===========    ===========     ===========
Ratios to Average Net Assets:
Expenses, net of reimbursement ............................           .70%           .70%            .69%
                                                              ===========    ===========     ===========
Expenses ..................................................           .73%           .74%            .73%
                                                              ===========    ===========     ===========
Investment income and realized gain on
investments--net ..........................................          4.79%          4.98%           4.71%
                                                              ===========    ===========     ===========
Supplemental Data:
Net assets, end of year (in thousands) ....................   $ 2,557,289    $ 2,360,682     $ 2,236,660
                                                              ===========    ===========     ===========

The following per share data and ratios have been derived          For the          For the
from information provided in the financial statements.           Year Ended       Year Ended
                                                                 February 29,      February 28,
Increase (Decrease) in Net Asset Value:                              1996            1995
--------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ........................       $      1.00    $      1.00
                                                                  -----------    -----------
   Investment income--net .................................             .0524          .0396
   Realized and unrealized gain (loss) on investments-- net             .0001          .0005
                                                                  -----------    -----------
Total from investment operations ..........................             .0525          .0401
                                                                  -----------    -----------
Less dividends and distributions:
   Investment income--net .................................            (.0524)        (.0396)
   Realized gain on investments--net ......................            (.0001)            --+
                                                                  -----------    -----------
Total dividends and distributions .........................            (.0525)        (.0396)
                                                                  -----------    -----------
Net asset value, end of year ..............................       $      1.00    $      1.00
                                                                  ===========    ===========
Total Investment Return ...................................              5.39%          4.04%
                                                                  ===========    ===========
Ratios to Average Net Assets:
Expenses, net of reimbursement ............................               .75%           .77%
                                                                  ===========    ===========
Expenses ..................................................               .79%           .81%
                                                                  ===========    ===========
Investment income and realized gain on
investments--net ..........................................              5.22%          3.98%
                                                                  ===========    ===========
Supplemental Data:
Net assets, end of year (in thousands) ....................       $ 1,988,000    $ 1,406,315
                                                                  ===========    ===========

+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

CBA Money Fund

Notes to Financial Statements

1. Significant Accounting Policies: CBA Money Fund (the "Fund") is a money fund whose shares are offered to subscribers to the Capital Builder Account service of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") and to subscribers to the Broadcort Capital Account service of Broadcort Capital Corp. ("Broadcort"). Shares may also be purchased by individual investors not subscribing to these services, but such investors will not receive any of the special features offered as a part of such services. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect

CBA Money Fund

Notes to Financial Statements
(concluded)

wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the first $500 million of average daily net assets, 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.375% of average daily net assets in excess of $1 billion. During the year ended February 28, 1999, FAM earned $9,962,574, of which $768,507 was voluntarily waived.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which MLPF&S and Broadcort each receive a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund attributable to subscribers to the respective Capital Builder Account and Broadcort Capital Account programs. The MLPF&S distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The Broadcort distribution fee is to compensate selected dealers for activities and services related to the sale, promotion and marketing of shares of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S or Broadcort in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Beneficial Interest Transactions:

The number of shares purchased and redeemed during the year corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

CBA Money Fund

Independent Auditors' Report

The Board of Trustees and Shareholders,
CBA Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CBA Money Fund as of February 28, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at February 28, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CBA Money Fund as of February 28, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
April 8, 1999

CBA Money Fund

Important Tax Information (unaudited)

None of the ordinary income distributions paid daily by CBA Money Fund during the year ended February 28, 1999 qualify for the dividends received deduction for corporations. Additionally, the Fund paid a long-term capital gain distribution of $.0000031 per share to shareholders of record on February 28, 1999. All of this long-term capital gain distribution is subject to the 20% tax rate.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed below are the percentages of total assets of the Fund invested in Federal obligations as of the end of each quarter of the fiscal year:

--------------------------------------------------------------------------------
  For the                                                      Percentage of
Quarter Ended                                              Federal Obligations+
--------------------------------------------------------------------------------
May 31, 1998 ..........................................            7.52%
August 31, 1998 .......................................            7.63
November 30, 1998 .....................................            7.93
February 28, 1999 .....................................            8.35
-------------------------------------------------------------------------------

Of the Fund's ordinary income dividends paid during the year ended February 28, 1999, 7.58% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Fund have been allocated on a pro-rata basis.

Please retain this information for your records.

+ For purposes of this calculation, Federal obligations include US Treasury Notes, US Treasury Bills and US Treasury Bonds. Also included are obligations issued by the following agencies:Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks, and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CBA Money Fund
Box 9011
Princeton, NJ 08543-9011
                                                                   #1676 -- 2/99

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